Equity - Issuance and Conversion of Warrants, Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants			$ 0
Payment for termination of warrants	$ 0	$ 0	174,627
Termination of warrants			174,626
Additional Paid-In Capital
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants			(7,547)
Termination of warrants			30,289
Retained Earnings
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants			(22,725)
Termination of warrants			$ 144,337
2021 Notes | Cash Convertible Notes
Class of Warrant or Right [Line Items]
Common shares issued in connection with the conversion of warrants (in shares)			0.8
Number of warrants converted (in shares)			4.2
Warrants terminated (in shares)			6.3
Payment for termination of warrants			$ 174,600
2021 Notes | Cash Convertible Notes | Additional Paid-In Capital
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants			(7,500)
Termination of warrants			30,300
2021 Notes | Cash Convertible Notes | Retained Earnings
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants			(22,700)
Termination of warrants			144,300
2021 Notes | Cash Convertible Notes | Treasury Shares
Class of Warrant or Right [Line Items]
Impact due to conversion of warrants			$ 30,300